As filed with the Securities and Exchange            Registration No. 33-75974
Commission on February 28, 1997                      Registration No. 811-2513



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


                        Post-Effective Amendment No. 6 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

      [ ]  60 days after filing pursuant to paragraph (a)(2) of Rule 485
      [X]  on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on or before February 28, 1997.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET



FORM N-4
ITEM NO.              PART A (PROSPECTUS)              LOCATION

   1   Cover Page............................. Cover Page

   2   Definitions............................ Definitions

   3   Synopsis............................... Prospectus Summary; Fee Table

   4   Condensed Financial Information........ Condensed Financial Information

   5   General Description of Registrant,
       Depositor, and Portfolio Companies..... The Company; Variable Annuity
                                               Account C; The Funds

   6   Deductions and Expenses................ Charges and Deductions; The
                                               Contract - Distribution

   7   General Description of Variable
       Annuity Contracts...................... General Description of Variable
                                               Annuity Contracts; Miscellaneous

   8   Annuity Period......................... Annuity Period

   9   Death Benefit.......................... Death Benefit

  10   Purchases and Contract Value........... The Contract

  11   Redemptions............................ Withdrawals; Right to Cancel

  12   Taxes.................................. Tax Status

  13   Legal Proceedings...................... Miscellaneous - Legal
                                               Proceedings

  14   Table of Contents of the Statement
       of Additional Information.............. Statement of Additional
                                               Information - Table of Contents

FORM N-4
ITEM NO.  PART B (STATEMENT OF ADDITIONAL INFORMATION) LOCATION

  15   Cover Page............................. Cover page

  16   Table of Contents...................... Table of Contents

  17   General Information and History........ General Information and History

  18   Services............................... General Information and History;
                                               Independent Auditors

  19   Purchase of Securities Being Offered... Offering and Purchase of
                                               Contracts

  20   Underwriters........................... Offering and Purchase of
                                               Contracts

  21   Calculation of Performance Data........ Performance Data

  22   Annuity Payments....................... Annuity Payments

  23   Financial Statements................... Financial Statements


                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           Variable Annuity Account C
                                Prospectus Dated:
                                   May 1, 1997


   Group Variable Retirement Annuity Contracts For Tax-Deferred Annuity Plans
             (Section 403(b)), Qualified 401 Plans, and HR 10 Plans



The contracts offered in connection with this Prospectus are group installment and single purchase payment variable annuity contracts (the "Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contract is designed to fund plans ("Plans") which provide for retirement income and which may allow contributions entitled to tax-deferred treatment under certain sections of the Internal Revenue Code of 1986, as amended (the "Code").


The Contract allows values to accumulate under a credited interest option or variable options through Variable Annuity Account C (the "Separate Account") or in a combination of credited interest and variable options. It also provides for the payment of annuity benefits on a fixed or variable basis, or a combination thereof.

The variable funding options currently available through the Separate Account under the Contract described in this Prospectus are as follows:


  (bullet)  Aetna Variable Fund
  (bullet)  Aetna Income Shares
  (bullet)  Aetna Variable Encore Fund
  (bullet)  Aetna Investment Advisers Fund, Inc.
  (bullet)  American Century VP Capital Appreciation (formerly TCI Growth)


The credited interest options available for the accumulation of values are the Guaranteed Accumulation Account and the Fixed Account. The Guaranteed Accumulation Account and the Fixed Account are offered only in those states in which they are approved.

Except as specifically mentioned, this Prospectus describes only the variable options of the Contract. Information concerning the credited interest options is found in Appendix I and Appendix II, respectively.


This Prospectus sets forth concisely the information about the Separate Account that a prospective investor should know before investing. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") dated May 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed in this Prospectus. An SAI may be obtained without charge by indicating the request on the enrollment form or by calling 1-800-232-5422.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF AETNA VARIABLE FUND, AETNA INCOME SHARES, AETNA VARIABLE ENCORE FUND, AETNA INVESTMENT ADVISERS FUND, INC., AMERICAN CENTURY VP CAPITAL APPRECIATION AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

                                                                          Page

DEFINITIONS...............................................................   4
PROSPECTUS SUMMARY........................................................   6
FEE TABLE.................................................................   7
CONDENSED FINANCIAL INFORMATION...........................................  10
THE COMPANY...............................................................  12
VARIABLE ANNUITY ACCOUNT C................................................  12
THE FUNDS.................................................................  12
    Fund Investment Advisers..............................................  13
    Mixed and Shared Funding..............................................  13
    Fund Additions, Limitations and Substitutions.........................  13
    Voting Rights.........................................................  14
THE CONTRACT
    Contract Purchase.....................................................  14
    Net Purchase Payments.................................................  15
    Accumulation Units....................................................  15
    Net Investment Factor.................................................  16
    Distribution..........................................................  16
RIGHT TO CANCEL...........................................................  16
CHARGES AND DEDUCTIONS
    Mortality and Expense Risk Charges....................................  17
    Fund Expenses.........................................................  17
    Allocation and Transfer Fees..........................................  17
    Insurance Rider.......................................................  17
    Sales and Administrative Expense Charge...............................  18
    Termination Fee.......................................................  18
    Premium Tax...........................................................  18
GENERAL DESCRIPTION OF VARIABLE ANNUITY CONTRACTS
    Rights Under the Contract.............................................  19
    Modification of the Contract..........................................  19
    Contract Owner Inquiries..............................................  19
    Telephone Transfers...................................................  20
    Transfer of Ownership; Assignment.....................................  20
WITHDRAWALS...............................................................  20
REINVESTMENT PRIVILEGE....................................................  21
ADDITIONAL WITHDRAWAL OPTIONS
    General...............................................................  21
    Estate Conservation Option............................................  22
    Systematic Withdrawal Option..........................................  22
ANNUITY PERIOD
    Annuity Period Elections..............................................  23
    403(B) Plans..........................................................  24
    401 and HR 10 Plans...................................................  24
    Annuity Options.......................................................  24

DEATH BENEFIT.............................................................  25
    Accumulation Period...................................................  25
    403(b) Plans..........................................................  26
    401 and HR 10 Plans...................................................  26
    Annuity Period........................................................  26
    403(b) Plans..........................................................  27
    401 and HR 10 Plans...................................................  27
TAX STATUS
    Federal Tax Status of the Company.....................................  27
    Use of the Contract...................................................  27
    Tax Status of Amounts Distributed Under the Contract..................  27
MISCELLANEOUS
     Performance
Reporting.................................................................  29
    Legal Proceedings.....................................................  29
    Legal Matters.........................................................  29
STATEMENT OF ADDITIONAL INFORMATION--TABLE OF CONTENTS....................  30
APPENDIX I-GUARANTEED ACCUMULATION ACCOUNT................................  31
APPENDIX II-FIXED ACCOUNT.................................................  32

                                   DEFINITIONS

As used in this Prospectus, the following terms have the meanings shown:

Account Value: The dollar value of amounts held in an Account as of any Valuation Period, including the value of the Accumulation Units in the Funds, the amounts held in GAA, and any amounts invested in the Fixed Account, plus interest earned on those amounts, less any maintenance fees due, but excluding amounts used for Annuity Options.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of the Separate Account assets attributable to each Fund used as a variable funding option.

Aggregate Purchase Payment(s): The sum of all Purchase Payment(s) made under a Contract.

Annuitant: A natural person on whose life an Annuity payment is based.

Annuity: A series of payments for life, for a definite period, or combination of the two.

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.

Code: Internal Revenue Code of 1986, as amended.

Company: Aetna Life Insurance and Annuity Company, sometimes referred to as "we" or "us."

Contract: The group installment and single Purchase Payment contracts offered by this Prospectus.

Contract Owner: The entity to which the Contract is issued. The Contract Owner is usually the employer sponsoring a non-trusteed Plan or the trustee of a trusteed Plan.

Contract Year: The period of 12 months measured from the Contract's effective date or from any anniversary of such effective date.

Distributor(s): The registered broker-dealer(s) which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

Effective Date: The date on which the Company accepts and approves the Contract application.

ERISA: Employee Retirement Income Security Act of 1974, as amended.

Funds: An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

GAA: Guaranteed Accumulation Account, one of the credited interest options available in most jurisdictions for deposits under the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington
   Avenue, Hartford, Connecticut 06156.

Individual Account: A record established for each Participant to identify
   Account Values accumulated on the Participant's behalf during the Accumulation Period.

Individual or Plan Account Year: The period of 12 months measured from the date an Individual or Plan Account is established or from any anniversary of such date.

Market Value Adjustment: An amount deducted or added to amounts withdrawn early from the Guaranteed Accumulation Account to reflect changes in the market value of the investment since the date of deposit. See

Appendix I and the prospectus for the Guaranteed Accumulation Account for a discussion of how the market value adjustment is actually calculated.

Net Purchase Payments(s): The Purchase Payment(s) less all applicable deductions.

Participant: An eligible person participating in a Plan.

Plan(s): Qualified tax-deferred retirement plans (a) adopted by public school systems and certain tax-exempt organizations (Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code, (b) established by employees for their employees under Section 401, and (c) established by self-employed individuals. 401 Plans may be trusteed or non-trusteed.

Plan Account: The record established for a Contract Owner of the Net Purchase
   Payment(s) accumulated under a Contract where Individual Accounts are not maintained.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

SEC: Securities and Exchange Commission.

Separate Account: Variable Annuity Account C, an account whose assets are segregated from other assets of the Company and which holds shares of the Funds acquired for the Contracts. The Company holds title to the assets held in the Separate Account.

Underwriter: The registered broker-dealer which contracts with other registered broker-dealers on behalf of the Separate Account to offer and sell the Contracts.


Valuation Period: The period of time from when the Company determines the Accumulation Unit Value and Annuity Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


Valuation Reserve: A reserve established pursuant to the insurance laws of Connecticut to measure voting rights during the Annuity Period and the value of a commutation right available under the "Payments for a Specified Period" nonlifetime Annuity option when elected on a variable basis under the Contract.

Variable Annuity Contract: An Annuity Contract providing for the accumulation of values and for Annuity payments which vary in dollar amount with investment results.

                               PROSPECTUS SUMMARY


The Contract
The Contract offered is designed to provide retirement benefits to Participants under Plans (a) adopted by public school systems and certain tax-exempt organizations (Section 501(c)(3) organizations) for their employees under
Section 403(b) ("403(b)"), (b) established by employers for their employees under Section 401 ("401"), and (c) established by self-employed individuals ("HR 10"). 401 Plans may be trusteed or non-trusteed.

Registration
Variable Annuity Account C is a separate account established by the Company and is registered as a unit investment trust under the Investment Company Act of 1940. Assets of the Separate Account attributable to the Contract are invested in shares of one or more of the Funds. (See "The Company," "Variable Annuity Account C" and "The Funds.")

Purchase
The Contract may be purchased by completing the proper application form and submitting it to the Company with the initial Purchase Payment. "The Contract - Contract Purchase" outlines the complete process of purchasing a Variable Annuity Contract.

Sales and Administrative Expenses
During the Accumulation Period, deductions are made from each installment Purchase Payment made on behalf of a Participant for sales and administrative expenses. For 403(b) Plans, the deduction is 6%; for HR 10 Plans, the deduction is 1.75%; and for 401 Plans, the deduction is 5%. For 403(b) Plans, the total deduction amounts to 6.4% of the Net Purchase Payment. The maximum total deduction, expressed as a percentage of the Net Purchase Payment, is 1.8% for an installment Purchase Payment HR 10 Plan. For 401 Plans, the total deduction amounts to 5.3% of the Net Purchase Payment. Termination fees may also be assessed upon withdrawal to reimburse the Company for administrative expenses in handling withdrawals. (See "Charges and Deductions--Sales and Administrative Expense Charge" and "Termination Fee.")

Withdrawals; Tax Status
The Contract Owner may withdraw all or a portion of the Contract or an Individual Account value during the Accumulation Period by properly completing and submitting to the Company a disbursement form provided by the Company. Certain charges and deductions may be assessed upon withdrawal. (See "Charges and Deductions.") The Code restricts full and partial withdrawals under 403(b) plans in certain circumstances. These restrictions may be found under "Withdrawals." A 10% federal penalty tax may also be imposed on a distribution paid to a Participant. (See "Tax Status--Tax Status of Amounts Distributed Under the Contract.")

Other Charges
Certain other charges are associated with this Contract such as the mortality and expense risk charges, fund expenses, allocation and transfer fees, insurance rider premiums, and premium tax. (See "Charges and Deductions" for a complete explanation of these charges.)

Free Look Provision
The Contract Owner may cancel the Contract no later than ten days after receiving it (or as otherwise allowed by state law) by returning it along with a written notice of cancellation to the Company. Unless state law requires otherwise, the amount you will receive on cancellation under this provision will reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of your Purchase Payments. (See "Right to Cancel.")

                                    FEE TABLE
                     (Based on year ended December 31, 1996)

The purpose of the Fee Table is to assist Contract Holders in understanding the various costs and expenses that will be borne, directly or indirectly, under the Contract. The information listed reflects the charges due under the Contract as well as the fees and expenses deducted from the Funds. Additional information regarding the charges and deductions assessed under the Contract can be found under "Charges and Deductions" in this Prospectus. Charges and expenses shown do not take into account premium taxes that may be applicable.



Contract Holder Transaction Expenses
------------------------------------
  Sales and Administrative Expense Charge
  (as a percentage of Purchase Payments)
      403(b) Plans                                                    6.00%
      401 Plans                                                       5.00%
      HR 10 Plans                                                     1.75%
  Termination Fee (as a percentage of
  amount withdrawn)
      403(b) Plans                                  2% (first 5 Contract Years)
      HR 10 Plans                                   2% (first 5 Contract Years)

      401 Plans                           Completed
                                        Contract Years                Deduction
                                        --------------                ---------
                                               1                         5%
                                               2                         4%
                                               3                         3%
                                               4                         2%
                                               5                         1%
                                           5 or more                     0%


Allocation and Transfer Fees(1)                           $0.00

Separate Account Annual Expenses
(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options)

                                               403(b)        401         HR 10
                                               -----        ----         -----
  Mortality and Expense Risk Fees              1.25%        1.19%        1.25%
                                               -----        ----         -----
  Total Separate Account Annual Expenses       1.25%        1.19%        1.25%
                                               =====        ====         =====


(1) The Company currently allows an unlimited number of transfers or allocation changes without charge. However, the Company reserves the right to impose a transfer fee of $10.00 for each transfer or allocation charge in excess of 12 during each Contract Year. (See "Transfers and Allocation Changes.")

 ANNUAL EXPENSES OF THE FUNDS
(Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996)


                               Investment
                                Advisory             Other             Total
                                Fees(1)            Expenses(2)         Fund
                             (after expense      (after expense        Annual
                             reimbursement)       reimbursement)      Expenses
                             --------------      ---------------      --------
Aetna Variable Fund(3)             0.50%              0.06%            0.56%
Aetna Income Shares(3)             0.40%              0.08%            0.48%
Aetna Variable Encore Fund(3)      0.25%              0.10%            0.35%
Aetna Investment Advisers
Fund, Inc.(3)                      0.50%              0.08%            0.58%
American Century VP
Capital Appreciation(4)            1.00%              0.00%            1.00%


(1) Certain of the unaffiliated Fund managers reimburse the Company for administrative costs incurred in connection with administering the Fund as a variable funding option under the Contract. These reimbursements are paid out of the managers' investment advisory fees and are not charged to investors.
(2) A mutual fund's "Other Expenses" include operating costs of the Fund. The expenses are factored into the Fund's net asset value and are not deducted from the Contract Holder's or Participant's Account Value.

(3) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The "Other Expenses" shown reflect the fee payable under that Agreement.
(4) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.


Hypothetical Illustration (Example)
-----------------------------------
THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment:

                                  403(b) Plans

                                   If you make a complete withdrawal of          If you do not make a complete
                                   your contract at the end applicable           withdrawal of your contract or if you
                                   time period:                                  annuitize:

                                   1 year    3 years   5 years   10 years        1 year    3 years   5 years   10 years
                                   ------    -------   -------   --------        ------    -------   -------   --------
Aetna Variable Fund                $         $         $          $              $         $         $          $
Aetna Income Shares                $         $         $          $              $         $         $          $
Aetna Variable Encore Fund         $         $         $          $              $         $         $          $
Aetna Investment Advisers
Fund, Inc.                         $         $         $          $              $         $         $          $
American Century VP Capital
Appreciation                       $         $         $          $              $         $         $          $

                                   401 Plans

                                   If you make a complete withdrawal of          If you do not make a complete
                                   your contract at the end of the               withdrawal of your contract or if you
                                   applicable time period:                       annuitize:

                                   1 year    3 years   5 years   10 years        1 year    3 years   5 years   10 years
                                   ------    -------   -------   --------        ------    -------   -------   --------
Aetna Variable Fund                $         $         $          $              $         $         $          $
Aetna Income Shares                $         $         $          $              $         $         $          $
Aetna Variable Encore Fund         $         $         $          $              $         $         $          $
Aetna Investment Advisers
Fund, Inc.                         $         $         $          $              $         $         $          $
American Century VP Capital
Appreciation                       $         $         $          $              $         $         $          $

                                   HR 10 Plans

                                   If you make a complete withdrawal of          If you do not make a complete
                                   your contract at the end of the               withdrawal of your contract or if you
                                   applicable time period:                       annuitize:

                                   1 year    3 years   5 years   10 years        1 year    3 years   5 years   10 years
                                   ------    -------   -------   --------        ------    -------   -------   --------
Aetna Variable Fund                $         $         $          $              $         $         $          $
Aetna Income Shares                $         $         $          $              $         $         $          $
Aetna Variable Encore Fund         $         $         $          $              $         $         $          $
Aetna Investment Advisers
Fund, Inc.                         $         $         $          $              $         $         $          $
American Century VP Capital
Appreciation                       $         $         $          $              $         $         $          $

                         CONDENSED FINANCIAL INFORMATION
    This financial Information is provided for use by 403(b) and HR 10 Plans

    (Selected data for accumulation units outstanding throughout each period)


The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, Independent Auditors. The financial statements as of and for the year ended December 31, 1996 and the Independent Auditors' report thereon, are included in the Statement of Additional Information.


                            1996    1995        1994       1993       1992       1991       1990       1989       1988       1987
                            ----    ----        ----       ----       ----       ----       ----       ----       ----       ----
AETNA VARIABLE FUND
Value at beginning of
   period                          $105.558   $107.925   $102.383    $97.165    $77.845    $76.311    $59.871    $52.885    $50.760
Value at end of period             $137.869   $105.558   $107.925   $102.383    $97.165    $77.845    $76.311    $59.871    $52.885
Increase(decrease) in
   value of accumulation
   unit(1)                           30.61%    (2.19)%      5.41%      5.37%     24.82%      2.01%     27.46%     13.21%      4.19%
Number of accumulation
   units outstanding a
   end of period                  6,364,000 13,966,072 21,148,863 24,201,565 20,948,226 18,362,906 17,142,820 16,455,396 16,497,406
AETNA INCOME SHARES
Value at beginning of
   period                           $40.173    $42.283    $39.038    $36.789    $31.192    $28.943    $25.574    $24.061    $23.308
Value at end of period              $46.913    $40.173    $42.283    $39.038    $36.789    $31.192    $28.943    $25.574    $24.061
Increase(decrease) in
   value of accumulation
   unit(1)                           16.78%    (4.99)%      8.31%      6.11%     17.94%      7.77%     13.17%      6.29%      3.23%
Number of accumulation
   units outstanding at
   end of period                  2,377,622  5,108,720  8,210,666  8,507,292  7,844,412  6,984,793  6,202,834  5,955,293  5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of
   period                           $36.271    $35.282    $34.619    $33.812    $32.138    $30.012    $27.783    $26.171    $24.812
Value at end of period              $37.988    $36.271    $35.282    $34.619    $33.812    $32.138    $30.012    $27.783    $26.171
Increase(decrease) in
   value of accumulation              4.73%      2.80%      1.92%      2.39%      5.21%      7.08%      8.02%      6.16%      5.48%
   unit(1)
Number of accumulation
   units outstanding at
   end of period                  1,836,260  3,679,802  5,086,515  7,534,662  8,430,082 10,220,110  8,286,033  8,154,644  7,326,151
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of
   period                           $14.270    $14.519    $13.379    $12.736    $10.896    $10.437    $10.000(2)
Value at end of period             $17.9544    $14.288    $14.519    $13.379    $12.736    $10.896    $10.437
Increase(decrease) in
   value of accumulation
   unit(1)                           25.82%    (1.59)%      8.52%      5.05%     16.89%      4.40%      4.37%
Number of accumulation
   units outstanding at
   end of period                  9,193,181 21,990,186 30,784,750 34,802,433 22,898,099 17,078,985  9,535,986
AMERICAN CENTURY VP CAPITAL APPRECIATION
(Formerly TCI Growth)
Value at beginning of
   period                           $10.213    $10.463    $10.000(3)
Value at end of period              $13.224    $10.213    $10.463
Increase(decrease) in
   value of accumulation
   unit(1)                           29.47%    (2.39)%      4.63%
Number of accumulation
   units outstanding at
   end of period                  4,184,701 12,096,731 12,272,152


(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deductions from Purchase Payments for sales load. Inclusion of these charges would reduce the investment results shown.
(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.
(3) The initial Accumulation Unit value was established at $10.000 on February 1, 1993, the date on which the Portfolio became available under the Contract.

                         CONDENSED FINANCIAL INFORMATION
           This financial Information is provided for use by 401 Plans

    (Selected data for accumulation units outstanding throughout each period)


The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, Independent Auditors. The financial statements as of and for the year ended December 31, 1996 and the Independent Auditors' report thereon, are included in the Statement of Additional Information.

                             1996       1995      1994        1993      1992       1991      1990       1989      1988        1987
                             ----       ----      ----        ----      ----       ----      ----       ----      ----        ----
AETNA VARIABLE FUND
Value at beginning of                 $138.406   $141.424   $134.081  $127.171   $101.824   $99.758    $78.220   $69.051    $66.237
period
Value at end of period                $180.879   $138.406   $141.424  $134.080   $127.171  $101.824    $99.758   $78.220    $69.051
Increase(decrease) in
   value of accumulation                30.69%    (2.13)%      5.48%     5.43%     24.89%     2.07%     27.54%    13.28%      4.25%
   unit(1)
Number of accumulation
   units outstanding at
   end of period                       549,056  1,258,166  1,616,018 1,829,160  1,956,479 2,169,721  2,496,795 3,030,548  3,740,739
AETNA INCOME SHARES
Value at beginning of                  $40.570    $42.675    $39.376   $37.086    $31.424   $29.142    $25.734   $24.197    $23.426
period
Value at end of period                 $47.405    $40.570    $42.675   $39.376    $37.086   $31.424    $29.142   $25.734    $24.197
Increase(decrease) in
   value of accumulation                16.85%    (4.93)%      8.38%     6.17%     18.02%     7.83%     13.24%     6.35%      9.29%
   unit(1)
Number of accumulation
   units outstanding at
   end of period                        72,902    181,535    241,551   263,105    283,119   251,861    248,678   284,650    251,513
AETNA VARIABLE ENCORE FUND
Value at beginning of                  $36.723    $35.701    $35.009   $34.172    $32.460   $30.295    $28.028   $26.387    $25.001
period
Value at end of period                 $38.485    $36.723    $35.701   $35.009    $34.172   $32.460    $30.295   $28.028    $26.387
Increase(decrease) in
   value of accumulation                 4.80%      2.88%      1.98%     2.45%      5.27%     7.15%      8.09%     6.22%      5.54%
   unit(1)
Number of accumulation
   units outstanding at
   end of period                       150,480    241,159    312,350   471,585    470,248   624,613    542,581   637,833    627,039
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of                  $14.336    $14.558    $13.407   $12.755    $10.906   $10.440    $10.000(2)
period
Value at end of period                 $18.024    $14.336    $14.558   $13.407    $12.755   $10.906    $10.440
Increase(decrease) in
   value of accumulation                25.73%    (1.52)%      8.59%     5.11%     16.86%     4.46%      4.40%
   unit(1)
Number of accumulation
   units outstanding at
   end of period                       393,613    756,261  1,142,268 1,129,453    725,598   619,748    470,302
AMERICAN CENTURY VP CAPITAL APPRECIATION  (Formerly TCI Growth)
Value at beginning of                  $10.213    $10.469    $10.000(3)
period
Value at end of period                 $13.224    $10.213    $10.463
Increase(decrease) in
   value of accumulation                29.47%    (2.39)%      4.63%
   unit(1)
Number of accumulation
   units outstanding at
   end of period                     4,184,701 12,096,731 12,272,152



(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deductions from Purchase Payments for sales load. Inclusion of these charges would reduce the investment results shown.
(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.
(3) The initial Accumulation Unit value was established at $10.000 on February 1, 1993, the date on which the Portfolio became available under the Contract.

                                   THE COMPANY
Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.


The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.


                           VARIABLE ANNUITY ACCOUNT C
Variable Annuity Account C is a separate account established by the Company in 1976 pursuant to the insurance laws of the State of Connecticut. The Separate Account was formed for the purpose of segregating assets attributable to the variable portions of Contracts from other assets of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of "separate account" under the federal securities laws.

Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains or losses of the Separate Account are credited to or charged against all assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                                    THE FUNDS
The Contract Holder will designate some or all of the Funds described below as variable funding options under the Contract. The Contract Holder, or the Participant, if allowed by the Contract Holder may select one or more of the Funds for investment of the Purchase Payments made on their behalf. All of the Funds are diversified as defined in the Investment Company Act of 1940.

 (bullet) Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
 (bullet) Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.
 (bullet) Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.
 (bullet) Aetna Investment Advisers Fund, Inc. is a managed mutual fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.


 (bullet) American Century VP Capital Appreciation (formerly TCI Growth) seeks capital growth by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of American Century management, have better than average potential for appreciation. American Century tries to stay fully invested in such securities, regardless of the movement of prices generally. The Portfolio may invest in foreign securities. Foreign investing involves risks that differ from those involved in domestic investing. See the Fund's prospectus for a discussion of these risks.

There is no assurance that the Funds will achieve their investment objectives. Contract Holders bear the full investment risk of investment in the Funds selected.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those Funds. More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and must accompany this Prospectus. Contract Holders and Participants should read the accompanying prospectuses carefully before investing. Additional prospectuses and Statements of Additional Information for this Prospectus and each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed on the cover of this Prospectus.




Fund Investment Advisers
                    Fund                     Investment Adviser
                    ----                     ------------------

Aetna Variable Fund                        Aetna Life Insurance and Annuity
                                           Company (ALIAC)*
Aetna Income Shares                        ALIAC*
Aetna Variable Encore Fund                 ALIAC*
Aetna Investment Advisers Fund, Inc.       ALIAC*
American Century VP Capital Appreciation   American Century Investment
   (formerly TCI Growth)                   Management, Inc.

*Aeltus Investment Management, Inc., subadviser


Mixed and Shared Funding
Shares of the Funds are sold to the Company for funding variable annuities. The Funds may be sold to other companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance policies through variable life separate accounts sponsored by us or by third parties. This is referred to as "mixed funding."

It is conceivable that, in the future, it may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in these Funds simultaneously, since the interests of the contract holders or policy owners may differ. Each Fund's Board of Trustees or Directors has agreed to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.



Fund Additions, Limitations and Substitutions
We may, from time to time, add additional Funds as eligible variable funding options under the Contracts. In such event, the Contract Holder or you, if permitted by the Contract Holder, be permitted to select from these other Funds, subject to any conditions that may be imposed in connection with those options. In addition, the Company may substitute funds if approved by a majority vote of all persons having an interest through the Separate Account in the affected Fund.

The Company's current policy is to allow only Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. to be used as variable investment options during the Annuity Period. (See "Annuity Period Elections.") The Contract Holder may decide to offer only a select number of Funds under its Plan.


Voting Rights
Each Contract Owner may direct the Company in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Owner may give direction will be determined as of the record date.

The number of votes each Contract Owner is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the Valuation Reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of the Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

Unless otherwise provided by the Plan, Participants and Annuitants of 403(b) Plans have a fully vested (100%) interest in the benefits provided under the Contract. Therefore, such Participants and Annuitants may instruct the Contract Owner how to direct the Company to cast the votes for the portion of the Contract value or Valuation Reserve attributable to their Individual Accounts. Votes attributable to those Participants and Annuitants who do not instruct the Contract Owner will be cast by the Company in the same proportion as votes for which instructions have been received by the Contract Owner. Votes attributable to Contract Owners who do not direct the Company will be cast by the Company in the same proportion as the votes for which directions have been received by the Company.

Contract Owners, or Participants and Annuitants entitled to instruct the casting of votes, will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract and stating the right to instruct the Contract Owner how such votes shall be cast.

                                  THE CONTRACT

Contract Purchase
An organization eligible to establish retirement annuity contracts under Sections 403(b), 401 and HR 10 of the Code may acquire one or both group Contracts for its Plan by filling out the appropriate master application forms and returning them to the Company or to a Distributor for delivery to the Company. Once we approve the application, a group Contract (or Contracts) is issued to the organization as Contract Holder. The Contract Holder exercises all rights under the Contracts. (See "Rights Under the Contract.") A Single Purchase Payment Contract will be issued for lump-sum transfers of amounts accumulated under a preexisting Plan. An installment Purchase Payment Contract will be issued for continuing, periodic payments.

Employees of the Contract Holder may fill out an enrollment form or forms and return them to the Company or to a Distributor for delivery to the Company for review, acceptance or rejection. The Company must accept or reject an application within two business days of its receipt. If the application is incomplete, the Company may hold it and any accompanying Purchase Payment for five days.

Purchase Payments may be held for longer periods only with the consent of the Contract Holder or Participant pending acceptance of the application. If the application is accepted, a Contract will be issued to the Contract Holder or the Purchase Payment will be accepted. Any Purchase Payment accompanying the application or received prior to acceptance of the application, will be invested as of the date of acceptance. If the application is rejected, the application and any Purchase Payments will be returned to the Contract Holder.

A single master group Contract is issued to cover all present and future Participants. Contracts may be issued in either allocated or unallocated form. An allocated Contract provides for the establishment of individual Accounts, but all Purchase Payments are applied to a single Plan Account.


Purchase Payments under an HR 10 Plan will be those required to fulfill the terms of the Plan but annual Aggregate Purchase Payments must be at least $4,000. Purchase Payments under a 401 Plan will be those required to fulfill the terms of the Plan. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. For 403(b) Plan Participants, such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from a Participant's gross income only if the 403(b) Plan meets certain Code non-discrimination requirements. For HR 10 Plans, the Purchase Payments made on behalf of a Participant in a defined contribution Plan are determined by the Plan contribution formula. Generally, Code Section 415 imposes an annual limit of the lesser of $30,000 or 25% of includible compensation for each Participant. Purchase Payments for a defined benefit Plan are determined on an actuarial basis to provide Plan benefits for all Participants. These Purchase Payments are held in a single Plan Account. Under Code Section 415, a Plan can provide annual benefits of the lesser of $125,000 (for 1997) or 100% of includible compensation for each Participant.



Net Purchase Payments
Each Purchase Payment is forwarded to the Company through a Distributor. After the deductions from a Purchase Payment are made, the Net Purchase Payment, to the extent it is to be accumulated on a variable basis, is placed in the Separate Account and credited to the Contract.

The Contract Owner or, if permitted by a Plan, the Participant may elect to have the Net Purchase Payment(s) accumulate (a) on a variable basis by allocation to one of more of the available Funds; (b) on a fixed basis under one or more of the available credited interest options; or (c) in a combination of any of the available investment options. The Net Purchase Payment(s) must be allocated to the respective options in increments of whole percentage amounts.

The Contract Owner or, if permitted by a Plan, the Participant may elect to change the allocation of future Net Purchase Payments to any investment option described above.



Accumulation Units
Each Net Purchase Payment allocated to one or more of the available Funds is credited to the Contract in the form of Accumulation Units. The number of Accumulation Units credited is determined by dividing the applicable portion of the Net Purchase Payment by that Contract's Accumulation Unit value of the appropriate Fund. The Accumulation Unit value used is computed for the Valuation Period in which the Purchase Payment and a completed application are received at the Home Office and accepted by the Company. Accumulation Units will be credited within two business days of receipt of the initial application unless the application has not been accepted. In that event, Purchase Payments will be credited at the Accumulation Unit value next determined after acceptance of the application. Subsequent Purchase Payments (if any) received by the Company by the close of business of the New York Stock Exchange will be credited at the Accumulation Unit value next determined following receipt of the payment. Shares in the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of Net Purchase Payments by the Separate Account. The value of Accumulation Units attributable to the Funds will be affected by the investment performance, expenses and charges of those Funds. Generally, if the net asset value of the Fund increases, so does the Accumulation Unit value; however, performance of the Separate Account is reduced by charges and deductions under the Contract.

Accumulation Units are valued separately for each Fund. Therefore, a Contact Owner or, if permitted by a Plan, a Participant who has elected to have the Net Purchase Payment(s) invested in a combination of Funds will have Accumulation Units credited from more than one source. The value of the Contract or Individual Account is determined by adding the value of any Accumulation Units attributable to the Fund(s) to the value of any amount attributable to a credited interest option.

Net Investment Factor
The value of an Accumulation Unit for any Valuation Period is calculated by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor of the appropriate investment option for the current period.

The net investment factor is calculated separately for each Fund in which assets of the Separate Account are invested.

The net investment rate equals (a) the net assets of the Fund held by the Separate Account at the end of Valuation Period, minus (b) the net assets of the Fund held by the Separate Account at the beginning of a Valuation Period, plus or minus (c) taxes or provision for taxes, if any, attributable to the operation of the Separate Account, divided by (d) the value of the Fund's Accumulation and Annuity Units held by the Separate Account at the beginning of the Valuation Period, minus (e) the applicable daily charge for the Annuity mortality and expense risks. The net investment rate may be more or less than zero.

The net investment rate is then added to 1.0000000 to arrive at the net investment factor.


Distribution
The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide service to Participants in connection with establishing their Accounts under the Contract.


Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company ever paid as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under a Contract. That percentage amount will range from 2% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. In limited circumstances we also pay certain of these professionals profit-sharing and compensation, overrides or reimbursement for expenses. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the estimated life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form.


                                 RIGHT TO CANCEL
A Participant may cancel his or her participation under the Contract by returning the certificate no later than ten days after receiving it (or as otherwise allowed by state law) along with a written notice of cancellation to the Company. The Company will produce a refund not later than seven days after it receives the certificate and the written notice at its Home Office. Unless the applicable state law requires a refund of Purchase Payment(s), the Company will refund the Purchase Payment(s) plus any increase or minus any decrease in the value attributable to any Purchase Payments allocated to the variable option(s).

                             CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges
During the Accumulation and Annuity Periods, the Company makes a daily deduction from the variable portion of Contract values for mortality and expense risks. The mortality risk charge is to compensate the Company for the risk it assumes when it promises to continue making payments for the lives of individual Annuitants according to Annuity rates specified in the Contact at issue. The expense risk charge is to compensate us for the risk that actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.


Under 401 Contracts, the daily deduction is equivalent to 1.19% per year. For 403(b) and HR 10 Plans, the daily deduction is equivalent to 1.25%. For the year ended December 31, 1996, the Company received $_______ for mortality and expense risks from Contracts funded through the Separate Account.



Fund Expenses
Most expenses incurred in the operations of the Funds are borne by that Fund. Each Fund has an investment adviser and pays an investment advisory fee, which is deducted daily from each Fund's net assets. Fund advisers may reimburse the Funds they advise for some or all of these expenses. For further details on each Fund's expenses, you and the Contract Holder should read the accompanying prospectus for each Fund and refer to the Fee Table in this Prospectus.



Allocation and Transfer Fees
The Company currently permits an unlimited number of allocation changes during each calendar year, without charge. The Company reserves the right to charge a fee of not more than $10, deducted from the Individual or Plan Account value, for each allocation change that exceeds 12 in a calendar year.


The Company also currently permits an unlimited number of free transfers per calendar year of accumulated values in the Individual or Plan Account. Transfers of not less than $500 may be made among the available Funds or from any of the Funds to a credited interest option. The Company reserves the right to charge a fee of not more than $10, deducted from the Individual or Plan Account value, for each transfer that exceeds 12 in a calendar year. Any transfer will be based on the Accumulation Unit value next determined after a proper request is received by the Company at its Home Office.


Insurance Rider
For 403(b) Plans, a minimum death benefit guarantee may be purchased in connection with an Individual Account at the option of the Contract Owner or, if permitted by a plan, the Participant. This guarantee provides that if the Participant dies before Annuity payments commence, the death benefit will never be less than an amount equal to the Purchase Payments (less any partial redemptions) made on behalf of the Participant, regardless of the value of the Participant's Individual Account at the time of death. The premium for this rider is 1% of each Purchase Payment made on behalf of a Participant for whom the rider is elected.

Contracts issued to 401 Plans include the preretirement minimum death benefit guarantee. This guarantee provides that should the Participant die before Annuity payments commence, the Company will pay the beneficiary the greater of
(a) the value of the Participant's Individual Account, or (b) 100% of the Purchase Payments (less any partial redemptions) made on behalf of the Participant. The premium for this rider is included in the Contract sales and administrative expense charge.

Sales and Administrative Expense Charge
During the Accumulation Period, deductions are made from each installment Purchase Payment made on behalf of a Participant for sales and administrative expenses. This deduction is made from the balance of each Purchase Payment after premium taxes and insurance rider premiums are deducted.

For 403(b) Plans, a percentage deduction of 6% will be deducted from the balance of each installment Purchase Payment made on behalf of a Participant after the deductions for premium tax and insurance rider premium, if applicable, are made. Exclusive of any premium tax or premium for the insurance rider, the total deduction amounts to 6.4% of the Net Purchase Payment.


After premium taxes, if applicable, are deducted, a sales and administrative expense charge of 5% is deducted from the balance of each installment Purchase Payment made on behalf of a Participant in a 401 Plan, and 1.75% from the balance of each installment Purchase Payment under an HR 10 Plan. Exclusive of any premium tax, the total deduction amounts to 5.3% of the Net Purchase Payment under a 401 Plan and 1.8% of the Net Purchase Payment under an HR 10 Plan.




Termination Fee
A termination fee may be deducted to reimburse the Company for administrative expenses in handling Contract withdrawals.

Under a 403(b) and 401 Plan, there is no fee for termination of an Individual Account. Under an HR 10 Plan, there is no fee for termination of an Individual Account due to the death of the Participant.

If an installment Purchase Payment Contract is terminated before five years' Aggregate Purchase Payments have been made or before the tenth anniversary of the Contract, a termination fee of 2% of the 403(b) or HR 10 Plan Contract value will be deducted. For 401 Plans, the termination fee is a graded amount based on the number of Contact years for which Aggregate Purchase Payments have been received. The following table reflects this termination fee under 401 Plan Contracts.


               Completed
            Contract Years                            Deduction
            --------------                            ---------
                    1                                     5%
                    2                                     4%
                    3                                     3%
                    4                                     2%
                    5                                     1%
               More than 5                                0%


Premium Tax
Several states and municipalities impose a premium tax on annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Contract Values at any time but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based upon our determination of when such tax is due. We will absorb any municipal premium tax that is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our annuity purchase rates for residents of such municipalities.

                GENERAL DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

Rights under the Contract
All rights under the Contract rest with the Contract Owner, which is usually the employer. In the case of a trusteed Plan, the Plan trustee will be the Contract Owner. Benefits available to Participants are governed exclusively by the provisions of the Plan. Some of the options and elections under the Contract may not be available to Participants under the provisions of the Plan. Generally, for 403(b) Plans, elections may be made by Participants; for 401 and HR Plans, elections must be made by the Contract Owner.


Modification of the Contract
The Company may modify the Contract when it deems an amendment appropriate, subject to the limitations described below, by giving written notice to the Contract Owner 30 days before the effective date of the change. The following Contract provisions may be considered material by the Company and cannot be changed without the approval of appropriate state or federal regulatory authorities:


     (a) transfers among investment options;

     (b) notification to the Contract Owner;

     (c) conditions governing payments of withdrawal values;

     (d) terms of Annuity options; and

     (e) death benefit payments.

In addition the Company may not modify the Contract during the first year it is in force, except with the approval of the Contact Owner. For 401 Plans, the effective date of a modification will be the next Contract anniversary. However, changes to items (a) through (f) listed below will apply only to new Participants enrolled under a Contract after the effective date of the modification:

     (a) the Annuity Options;

     (b) increasing the mortality and expense risk charges;

     (c) increasing the deduction from Purchase Payment(s) for sales and administrative expenses;

     (d) increasing the termination fee (if applicable);

     (e) the preretirement minimum death benefit (if applicable); and


     (f) the maximum allocation and transfer fees.


If the Contract Owner has not accepted the proposed change at the time of the effective date, no new Participants may be enrolled under the Contract. However, additional Purchase Payments may continue to be made on behalf of Participants already enrolled under the Contract.

No modification may affect any Annuity commencing prior to the effective date of such modification unless deemed necessary for the Plan or Contract to comply with the requirements of the Code or other laws and regulations affecting the Plan or Contract.


Contract Owner Inquiries
A Contract Owner may direct inquiries to a local representative of the Distributor or may write directly to the Company at its Home Office.

Telephone Transfers
The Participant automatically has the right to make transfers among Funds by telephone. The Company has enacted procedures to prevent abuses of Individual Account transactions via the 800 number. The procedures include requiring the use of a personal identification number (PIN) to execute transactions. The Participant is responsible for safeguarding his or her PIN, and for keeping account information confidential. If the Company fails to follow its procedures, it would be liable for any losses to the Participant's Individual Account resulting from the failure. To ensure authenticity, the Company records all calls on the 800 line. Note: all Individual Account information and transactions permitted are subject to the terms of the Plan(s).


Transfer of Ownership;  Assignment
Unless contrary to applicable law, assignment of the Contract or Individual or Plan Account is prohibited.

                                   WITHDRAWALS
The Participant of a 403(b) Plan, subject to the restrictions below, or the Contract Owner of a 401 or HR 10 Plan may withdraw all or a portion of the Individual or Plan Account value during the Accumulation Period by properly completing and submitting to the Company's Home Office a disbursement form provided by the Company. (If permitted by a Plan, Participants may request to withdraw all or a portion of their Individual Account.)

Effective January 1, 1989, the Code imposes restrictions on full or partial withdrawals from 403(b) Individual Accounts attributable to Purchase Payments made on or after January 1, 1989, under a salary reduction agreement, and to any earnings on the entire 403(b) Individual Account credited on and after January 1, 1989. Withdrawals of these amounts are allowed only if the Participant (a) has died; (b) has become disabled, as defined in the Code; (c) has attained age 59 1/2; or (d) has separated from service. Withdrawals are also allowed if the Participant can show "hardship," as defined by the Internal Revenue Service ("IRS"), but the withdrawal is limited to the lesser of Purchase Payments made on or after January 1, 1989, or the amount necessary to relieve the hardship. Even if a withdrawal is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions (see "Tax Status of Amounts Distributed Under the Contract"). (A 20% income tax may be withheld from amounts paid directly to a Participant. See "Tax Status of Amounts Distributed Under the Contracts.")

Under the Code, a Participant may request a full or partial withdrawal of an amount equal to the Individual Account value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code withdrawal restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions (see "Tax Status of Amounts Distributed Under the Contract"). (A 20% income tax may be withheld from amounts paid directly to a Participant. See "Tax Status of Amounts Distributed Under the Contracts.")

The Company believes that the Code withdrawal restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. The Company further believes that the withdrawal restrictions will not apply to any "grandfathered" amount which is transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract. Revenue Ruling 90-24 provides that a direct transfer from one 403(b) investment to another 403(b) investment is not a distribution and is not taxable if after the transfer, the transferred funds continue to be subject to the same or more stringent distribution requirements.

The amount paid, in the case of a full withdrawal of the Contract, will be the value of the Plan Account or all Individual Accounts, less the applicable termination fee. The amount paid for any partial withdrawal, where a percentage of the value of a Plan or Individual Account is requested, will be the percentage requested less any applicable termination fee. For any partial withdrawal where a specific dollar amount is requested, the amount paid will be the amount requested; sufficient Accumulation Units will be cancelled to cover both the specific withdrawal amount requested and any applicable termination fee.

The value of the Accumulation Units cancelled for a withdrawal will be determined as of the end of the Valuation Period in which a disbursement form properly completed by the Contract Owner or, if permitted, by a Plan, the Participant is received at the Company's Home Office or on such later date as the disbursement form may specify. Disbursement forms are available from the Company and its local representatives.

For any partial withdrawal, unless requested otherwise by the Contract Owner or Participant, the value of the Accumulation Units cancelled will be withdrawn from the respective investment options in the same proportions as their respective values to the total value of the Plan or Individual Account.

Payments for withdrawal requests will be made in accordance with SEC requirements, but not normally later than seven calendar days after a properly completed disbursement form is received at the Company's Home Office or within seven calendar days of the date the disbursement form may specify. Payments may be delayed for: (a) any period in which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or in which trading on the Exchange is restricted; (b) any period in which an emergency exists where disposal of securities held by the Funds is not reasonably practicable or it is not reasonably practicable for the value of the assets of the Funds to be fairly determined; or (c) such other periods as the SEC may by order permit for the protection of Contract Owners and Participants. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

                             REINVESTMENT PRIVILEGE
The Contract Owner or, if permitted by a Plan, a Participant may elect to reinvest all or a portion of the proceeds received from the full withdrawal of a Plan or Individual Account within 30 days after such withdrawal. Accumulation Units will be credited to the Plan or Individual Account for the amount reinvested, as well as for any applicable termination fee imposed at the time of withdrawal. Such reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of the withdrawal.

The number of Accumulation Units credited will be based upon the Accumulation Unit value(s) next computed following receipt at the Company's Home Office of the reinvestment request along with the amount to be reinvested. The reinvestment privilege may be used only once. A Contract Owner or Participant contemplating reinvestment should seek competent advice regarding the tax consequences associated with such a transaction.

                          ADDITIONAL WITHDRAWAL OPTIONS

General
The Company has certain distribution options available which are not considered Annuity options. These options are the Estate Conservation Option ("ECO") and the Systematic Withdrawal Option ("SWO"). These options are available to Participants with Account Values of at least $25,000 at the time of election and area available at certain ages as described below. Under SWO, the Participant receives a series of partial withdrawals from the account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulating under the Contract. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law and pays you that amount once a year.

Since ECO and SWO are not Annuity options, the Individual or Plan Account remains in the Accumulation Period, retains all the rights and flexibility described in this prospectus, and is subject to all other Contract charges. The value of the Accumulation Units cancelled will be withdrawn from the respective investment options in the same proportions as their respective values have to the total value of the Individual or Participant's portion of the Plan Account. The Company reserves the right to discontinue the availability of these options and to change the terms for future elections.

Once elected, these options may be revoked by the 401 or HR 10 Plan Contract Owner or Participant of a 403(b) Plan at any time, but only by submitting a written request to the Company's Home Office. Any revocation will apply only to the amounts not yet paid. Once ECO or SWO is revoked, it may not be elected again.

SWO is different from ECO in the following ways: (1) SWO payments are made for a fixed dollar amount or fixed time period, whereas ECO payments vary in dollar amount and can continue indefinitely during the Contract Holder's or Participant's lifetime and (2) generally, SWO payments will be higher than expected ECO payments. Participants should carefully assess their future income needs when considering the election of these distribution options.

Participants should determine the availability of ECO and SWO under their Plan (by checking with the Contract Owner), and verify the terms and conditions that may apply. Participants should also consult their tax advisor prior to requesting the election of these options due to the potential for adverse tax consequences.

In the event of the Participant's death, payments may be continued if allowed by the Plan.


Estate Conservation Option
The Company will calculate and distribute an annual amount using the method contained in the Code's minimum distribution regulations. The annual distribution is determined by dividing the value of the Individual or Participant's portion of the Plan Account, by a life expectancy factor. The factor will be based on either the Participant's life expectancy or the joint life expectancies of the Participant and the Participant's designated beneficiary, as directed by the Contract Owner, and based on tables in IRS regulations. If ECO is based only on the Participant's life expectancy, the full value of the Individual or Participant's portion of the Plan Account must be distributed in the year following the Participant's death as required by current IRS regulations. Factors will be calculated for each year's distribution. The value of the Individual or Participant's portion of the Plan Account to be used in this calculation is the value on the December 31st prior to the year for which payment is being made. This calculation will be changed, if necessary, to conform to changes in the Code or applicable regulations.


The first distribution may not be made before the calendar year in which the Participant attains age 70 1/2, or retires, if later. If the Company maintains a separate record of a 403(b) Participant's Individual Account value as of December 31, 1986, this amount is not required to be distributed until the Participant attains age 75, or retires, if later. In this instance, minimum distributions made to a retired Participant in or after the year the Participant attains age 70 1/2 but before the Participant attains age 75, will be calculated only on amounts contributed after December 31, 1986, and any earnings credited after that date. If the Participant has received any distribution from his or her Account, other than distributions required under Code minimum distribution requirements, the excess amount taken will reduce the December 31, 1986 account balance.


At the time of ECO election, the total aggregate value of all Individual Accounts or portions of Plan Accounts to which ECO is applied must be $25,000 or more.


Systematic Withdrawal Option
The Company will distribute a portion of the Contract, as directed by the Contract Owner annually. The Company reserves the right to provide payments more frequently. For 403(b) Participants, payments are also available monthly, quarterly, or semi-annually. No election may be made that would result in a payment of less than $500. For 403(b) Participants, the minimum payment amount is $250.

At the time of SWO election, the total aggregate value of all Individual Accounts or portions of Plan Accounts to which SWO is applied must be $25,000 or more.

The annual minimum SWO distribution, or maximum SWO time period, will be determined, as directed by the Contract Holder, by a life expectancy factor from tables designated by the IRS. The factor will be based on either the Participant's life expectancy or the joint life expectancies of the Participant and Participant's spouse. Factors will be reduced by 1 (one) for each distribution year.


For 403(b) Participants, payment may not begin until the Participant attains age 59 1/2 (or age 55 if the Participant has separated from service with the Contract Holder). For 401 or HR 10 Plans, payments may not begin until the calendar year in which the Contract Owner attains age 70 1/2 or retires, whichever is later.


One of following distribution methods may be elected:

   (a) Specified Payment--Payments of a designated dollar amount. The annual dollar amount chosen cannot be greater than 10% of the cash value applied to SWO. The specified payment minimum distribution is determined by dividing the value of the Individual Account by the life expectancy factor. The value of the Individual Account to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made. The specified payment amount will remain constant unless a higher amount is required under Code distribution requirements. If the dollar amount chosen is less than the Code's minimum distribution, the Company will calculate and pay the minimum distribution amount.

   (b) Specified Period--payments for a designated time period. The specified period must be at least 10 years but no greater than the Participant's life expectancy factor. Each annual distribution is determined by dividing the Individual Account or total portions of the Plan Accounts value by the number of years remaining in the elected period. The value to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year.

   (c) Specified Percentage (403(b) Participants only)--payments of a designated percentage. The specified percentage chosen cannot be greater than 10% of the amount applied to SWO. The Participant may change the specified percentage elected every six months. Each annual distribution is determined by multiplying the Contract value by the percentage chosen. The value to be used in this calculation is the value on the December 31st prior to the year for which payment is being made. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. Payments will be made each year until the year the Participant attains age 70 1/2 or retires, whichever is later.

                                 ANNUITY PERIOD

Annuity Period Elections
The Participant of a 403(b) Plan or the Contract Owner of a 401 or HR 10 Plan must notify the Company in writing of the Annuity start date and Annuity Option elected. Until a date and option are elected, the Individual or Plan Account will continue in the Accumulation Period.


The Contract Owner or, if permitted by a Plan, the Participant may give written notice to the Company at least 30 days prior to the start of Annuity payments electing or changing (a) the date on which Annuity payments are to begin; (b) the Annuity option; (c) whether the payments are to be made monthly, quarterly, semiannually or annually; and (d) the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account, Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., or any combination thereof). Aetna Variable Encore Fund and American Century VP
Capital Appreciation cannot be used as investment options during the Annuity Period. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers be made among funding options.

If Annuity payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate (3 1/2% per annum, unless a 5% annual rate is elected). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate exceeds by more than 5% on an annualized basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3 1/2% assumed rate causes a lower first payment but subsequent payment would increase more rapidly or decline more slowly as changes occur in the net investment rate.

No election may be made that would result in a first Annuity payment of less than $20 or total yearly Annuity payments of less than $100. If the value of the Individual or Plan Account is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95.

In determining the amount of benefit payments, the minimum distribution incidental death benefit rule described in IRS regulations* must be satisfied. This distribution rule does not apply to 401, HR 10, and certain 403(b) Plans if any of the Annuity Options under (b) below are elected with the spouse as the sole beneficiary. (See "Annuity Options.") Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

The Participant will be subject to a 50% federal penalty tax on the amount of distribution required each year which is not distributed under the Code's minimum distribution rules.

* This rule assures that any death benefits payable under the Plan are incidental to the primary purpose of the Plan which is to provide retirement benefits or deferred compensation to the Participant. The amount to be distributed under this rule is determined based on the Participant's age and tables contained in the IRS regulations.



403(b) Plans
Distributions of the Individual Account values as of December 31, 1986, must generally begin by age 75 or retirement, whichever is later. Distributions of the Individual Account value attributable to contributions made on and after January 1, 1987, and any earnings on the entire Individual Account after that date must begin by April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 or retires, whichever is later. This distribution date may be further deferred if allowed under federal law or regulations.



401 and HR 10 Plans
The retirement date and the Annuity options available to Participants are normally established by the terms of the Plan, subject to applicable provisions of the Code.


Except for 5% owners, distributions for all 401 and HR10 Plan Participants must begin no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 or retires, if later. For all 5% owners, such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. These distribution dates may be further deferred if allowed under federal law or regulations.



Annuity Options
Lifetime:



   (a) Life Annuity--an Annuity with payments guaranteed to the date of the Annuitant's death. This option may be elected with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as we may offer at the time of annuitization. Because it provides a specified minimum number of Annuity payments, the election of a guaranteed payment period results in somewhat lower payments.

   (b) Life Income Based Upon the Lives of Two Payees--An Annuity will be paid during the lives of the Annuitant and a second Annuitant. Payments will continue until both Annuitants have died. When this option is chosen, a choice must be made of:

          (i)   100% of the payment to continue after the first death;
          (ii)  662/3% of the payment to continue after the first death;
          (iii) 50% of the payment to continue after the first death;
          (iv) Payments for a minimum of 120 months, with 100% of the payment to continue after the first death; or
          (v) 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.
          Because (iv) provides a specified minimum number of Annuity payments, the election of the guaranteed payment period results in somewhat lower payments.

If a lifetime option is elected without a guaranteed minimum payment period, it is possible that only one Annuity payment will be made if the Annuitant under
(a), or the surviving Annuitant under (b) (i), (ii), (iii) or (v) should die prior to the due date of the second Annuity payment.

Payments under any lifetime Annuity option will be determined without regard to the sex of the Annuitant(s). Such Annuity payments will be based solely on the age of the Annuitant(s).

Once lifetime annuity payments begin, neither the Contract Holder nor the annuitant can elect to receive a lump-sum settlement.

Nonlifetime:
     Payments for a Specified Period--an Annuity with payments to be made for one to thirty years, as selected. If this option is elected on a variable basis, the Contract Owner or the 403(b) Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. This option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.


The Company makes a daily deduction for mortality and expense risks from any Contract values held on a variable basis (See "Mortality and Expense Risk Charges.") Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though the Company assumes no mortality risk.

The Company may make available to Contact Owners and other payees optional methods of payment in addition to the Annuity options described.

                                  DEATH BENEFIT

Accumulation Period
A portion or all of any death proceeds may be (a) paid to the beneficiary in a lump sum; (b) applied under any of the Annuity Options; (c) subject to applicable provisions of the Code, left in the variable investment options; (d) subject to applicable provisions of the Code, left on deposit in the Company's general account with the beneficiary electing to receive monthly, quarterly, semiannual or annual interest payments at the interest rate then currently being credited on such deposits. (The balance on deposit can be withdrawn at any time or applied under any "Annuity Option.") Any lump-sum payment paid during the Accumulation Period will normally be made within seven calendar days after proof of death acceptable to the Company and a request for payment are received at the Company's Home Office.

Until the election of method of payment, amounts will remain invested as they were before the death, and the beneficiary will assume all rights under the Contract; however, the Code requires that distributions begin within a certain time period, as described below. If no elections are made concerning distribution, no distributions will be made. Failure to commence distribution within the above time periods can result in tax penalties.

403(b) Plans
If the beneficiary is the surviving spouse, the beneficiary has until the Participant would have attained age 70 1/2 to begin Annuity payments, to receive a lump-sum distribution, or to begin receiving distributions under ECO or SWO.

If the beneficiary is not the surviving spouse, either Annuity payments must begin within one year of the Participant's death, or the entire value must be distributed within five years of the Participant's death.

In no event may payments to any beneficiary extend beyond the life of the beneficiary or any period certain greater than the beneficiary's life expectancy.


401 and HR 10 Plans
If the Participant's beneficiary under the Plan is the surviving spouse, the Code allows a Plan to give the Participant's beneficiary until the Participant would have attained age 70 1/2 to begin Annuity payments or to receive a lump-sum distribution.

If the Participant's beneficiary under the Plan is not the surviving spouse, the Plan must provide that either Annuity payments begin within one year of the Participant's year of death, or the entire value must be distributed within five years of the Participant's year of death.

In no event may payments to any Participant's beneficiary extend beyond the life of the Participant's beneficiary or any period certain greater than the Participant's beneficiary's life expectancy.

If a lump-sum distribution is elected, the beneficiary will receive the value of the Contract determined as of the Valuation Period in which proof of death acceptable to us and a request for payment are received at the Home Office. If an Annuity Option is elected, the value applied to the Annuity Options is determined in the same manner as a lump-sum distribution; the amount of payout will depend on the annuity option elected and the investment option(s) used to provide such payments. (See "Annuity Period.") If amounts are left in the variable investment options, the account value will continue to be affected by the investment performance of the investment option(s) selected. If amounts are left on deposit in the general account, the principal amount is guaranteed but interest payments may vary. In general, regardless of the method of payment, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments. (See "Tax Status.")


Annuity Period
Should an Annuitant die after Annuity payments have begun, any death benefit payable will depend upon the terms of the Contract and the Annuity option selected.

If lifetime option (a) or (b) was elected without a guaranteed minimum payment period under the Contract, Annuity payments will cease upon the death of the Annuitant under a Life Annuity or the death of the surviving Annuitant under options (b)(i),(ii), (iii), or (v).

Under the Contract, if lifetime option (a) or (b) was elected with a guaranteed minimum payment period and the death of the Annuitant under option (a) or the death of the surviving Annuitant under options (b)(iv) occurs prior to the end of that period, the Company will pay to the designated beneficiary in lump sum, unless otherwise requested, the present value of the guaranteed Annuity payments remaining. Such value will be determined as of the Valuation Date on which proof of death acceptable to the Company and a request for payment are received at its Home Office. The value will be reduced by any payments made after the date of death.

If the nonlifetime option was elected under the Contract and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump sum to the beneficiary. Such value will be determined as of the valuation date on which proof of death acceptable to the Company and a request for payment are received at the Home Office.


403(b) Plans
If the Annuitant dies after Annuity payments have commenced and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed to the beneficiary at least as rapidly as under the original method of distribution.


401 and HR 10 Plans
Under the Code, if the Annuitant under a Plan dies after Annuity payments have commenced and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed to the Participant's beneficiary under the Plan at least as rapidly as under the original method of distribution.

                                   TAX STATUS

Federal Tax Status of the Company
The Company is taxed as a life insurance company in accordance with the Code. For federal income tax purposes, the operations of the Separate Account form a part of the Company's total operations and are not taxed independently, although operations of the Separate Account are treated separately for accounting and financial statement purposes. Under the current provisions of the Code, the investment income and realized capital gains of the Separate Account (i.e., income and capital gains distributed to the Separate Account by the Funds) will not be taxable to the Company to the extent such amounts are credited to the Contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. However, the Company reserves the right to make a deduction for federal income taxes attributable to the Contracts should such taxes be imposed in the future.


Use of the Contract
The Contract is intended to provide retirement benefits to Participants under:

      (1) Plans adopted by public school systems and certain tax-exempt organizations (Section 501(c)(3) organizations) for their employees under Section 403(b), and
      (2) HR 10 Plans established by self-employed individuals, and
      (3) Corporate 401 Plans established by employers to provide retirement benefits to their employees.

Some of the options and elections under the Contract may not be available to Participants under the provisions of the Plan.

Tax Status of Amounts Distributed Under the Contract
The following description of the federal income tax status of amounts distributed under the Contracts is not exhaustive and is not intended to cover all situations. Contract Owners and Participants should seek advice from their tax advisers as to the application of federal (and where applicable, state and local) tax laws to amounts received by them and by their beneficiaries under the Contracts.

The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) the Participant has attained age 59 1/2, (b) the Participant has become disabled, (c) the Participant has died, (d) the Participant has attained age 55 and has separated from service with the Plan sponsor, (e) the distribution amount is rolled over into an Individual Retirement Account ("IRA") in accordance with terms of the Code, or alternatively, for 403(b) Plans, into either a 403(b) Plan or an IRA in accordance with terms of the Code, or (f) the distribution amount is annuitized over the life or life expectancy of the Participant or the joint lives or life expectancies of the Participant and beneficiary, provided the Participant has separated from service with the Plan sponsor. In addition, the penalty tax is abated for the amount of a distribution equal to unreimbursed medical expenses incurred by the Participant that qualify for deduction as specified in the Code.

Whether the Participant elects a lump sum or Annuity payments, if a Participant has made after-tax contributions to the Plan, the Participant will have a cost basis (equal to such contributions) which can be recovered tax-free from distributions from the Plan.

A 20% federal income tax may be withheld from any distributions paid directly to a Participant, under a 403(b) Plan (see below); any state income taxes due will also be withheld unless the Company is notified otherwise. The Company will report to the IRS the taxable portion of all distributions whether or not income taxes are withheld.


a.       Accumulation Period
         The Purchase Payments and investment results of the Separate Account credited to the value of the Contract are not taxable to Participants until distributed. Special provisions of the Code may afford more favorable tax treatment for lump-sum distributions under 401 and HR 10 Plans.

         Certain payees (a Participant, surviving spouse, and former spouse, if entitled to benefits under certain divorce orders) entitled to a distribution under this Contract on or after January 1, 1993, may elect a direct rollover of an eligible rollover distribution. A direct rollover is the payment by the Company to another eligible retirement plan. The election of a direct rollover must be made in accordance with the Company's procedures.

         An eligible rollover distribution is a distribution of all or any portion of an amount payable except for any distribution: (1) that is one of a series of equal payments (made at least once a year) for the life/life expectancy of the payee or payee and beneficiary, or for a period of ten years or more; (2) that is a required minimum distribution under Code Section 401(a)(9); and (3) any distribution or portion thereof that is not taxable. For a Participant in a 403(b) plan, an eligible retirement plan is another 403(b) plan or an individual retirement annuity/account. For a surviving spouse, an eligible retirement plan is an individual retirement annuity/account.

         If a direct rollover of an eligible rollover distribution is made, the Company must report the amount of the distribution to the IRS and the Participant, but is not required to withhold any federal or state income tax. If an eligible rollover distribution is paid to the payee (as defined above), the Company must withhold 20% federal income tax and any required state income tax. For taxable amounts that are not eligible rollover distributions, if payable to the Participant, he or she has the right to choose not to have federal income tax withheld.

         If a Participant receives a payment prior to reaching age 59 1/2, and does not roll the payment over, in addition to the tax withholding, a 10% penalty tax on the taxable portion of the payment may apply (unless the payment is subject to an exception listed above).


b.       Annuity Period
         Annuity payments will generally be fully taxable to Participants as ordinary income when received.

                                  MISCELLANEOUS

Performance Reporting
From time to time, the Company may advertise different types of historical performance for the variable funding options under the Separate Account. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the variable funding option and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g. , mortality and expense risk charges, sales and administrative expense charges and the termination fee). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable termination fee (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

The Company may also advertise certain ratings, rankings or other information related to the Company, the Separate Account or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.


Legal Proceedings
The Company knows of no material legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.


Legal Matters
The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The following items are the contents of the Statement of Additional Information:

General Information and History ..........................................   2
Variable Annuity Account C ...............................................   2
Offering and Purchase of Contracts .......................................   3
Performance Data .........................................................   3
      General ............................................................   3
      Average Annual Total Return Quotations..............................   4
Annuity Payments..........................................................   6
Sales Material and Advertising............................................   7
Independent Auditors......................................................   7
Financial Statements of the Separate Account.............................. S-1
Financial Statements for Aetna Life Insurance and Annuity Company......... F-1

                                   APPENDIX I
                         GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account ("GAA") is a credited interest option available during the Accumulation Period under the Contracts. Contract Holders should read the accompanying GAA prospectus carefully before investing. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized Separate Account. Amounts allocated to Short-Term Classifications of GAA are held in the Company's general account.

GAA is a credited interest option in which the Company guarantees stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

During a specified period of time, amounts may be applied to any or all of available Guaranteed Terms within the Short-Term and Long-Term Classifications. The Short-Term Classification consists of all Guaranteed Terms of 3 years or less and the Long-Term Classification consists of all Guaranteed Terms of 10 years or less, but greater than 3 years.

Withdrawals or transfers from a Guaranteed Term prior to the end of that Guaranteed Term may be subject to a Market Value Adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Contract Holder or, if applicable, the Participant receiving an amount which is less than the amount paid into GAA.


Mortality and Expense Risk Charges
The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.


Transfers
Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. The Company will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values at a maturity are not counted as one of the 12 free transfers of accumulated values in the Individual or Plan Account.

By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Contract Holder or, if permitted by the plan, the Participant may elect to have amounts which have been accumulating under GAA transferred to Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., or any combination thereof, to provide variable Annuity payments. GAA cannot be used as an investment option during the Annuity Period.


Reinvestment Privilege
Any amounts reinvested in GAA will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated prior to withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

                                   APPENDIX II
                                  FIXED ACCOUNT

The Fixed Account is an investment option available during the Accumulation Period under the Contracts. The following summarizes material information concerning the fixed account that is offered as an option under the Contract. Additional information may be found in your Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and Annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.


Fixed Account
This option guarantees that amounts allocated to this option will earn the minimum interest rates specified in the Contract. The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.


Mortality and Expense Risk Charges
The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.


Transfers Among Investment Options
Transfers from the Fixed Account to any other available investment option are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Contract Owner or, if permitted by the Plan, the Participant may elect to have amounts which have been accumulating under the Fixed Account transferred to Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc. ,or any combination thereof, to provide variable Annuity payments.

                           VARIABLE ANNUITY ACCOUNT C






                                   PROSPECTUS
                                DATED MAY 1, 1997






                       Group 403(b), 401, and HR 10 Plans









                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1268
                            Telephone: 1-800-232-5422




Form No. PROS.75974-97                                                May 1997

------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
------------------------------------------------------------------------------
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY


              Statement of Additional Information dated May 1, 1997

   Group Variable Retirement Annuity Contracts for Tax-Deferred Annuity Plans
             (Section 403(b)), Qualified 401 Plans, and HR 10 Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                          Page

General Information and History...........................................   2
Variable Annuity Account C................................................   2
Offering and Purchase of Contracts........................................   3
Performance Data..........................................................   3
     General..............................................................   3
     Average Annual Total Return Quotations...............................   4
Annuity Payments..........................................................   6
Sales Material and Advertising............................................   7
Independent Auditors......................................................   7
Financial Statements of the Separate Account.............................. S-1
Financial Statements of Aetna Life Insurance and Annuity Company.......... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had assets of $___ billion (subject to $____ billion of customer and other liabilities, $___ billion of shareholder equity) which includes $___ billion in assets held in the Company's separate accounts. The Company had $__ billion in assets under management, including $__ billion in its mutual funds. As of ____________________, it ranked among the top __% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account will be invested exclusively in shares of the mutual funds described in the prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Funds. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions in the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:

                               Aetna Variable Fund
                               Aetna Income Shares
                           Aetna Variable Encore Fund
                      Aetna Investment Advisers Fund, Inc.
         American Century VP Capital Appreciation (formerly TCI Growth)

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the section titled "The Contract."


                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the variable investment options available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various variable investment options under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, sales and administrative expense charges, and the termination fee).
These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable termination fee (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to such date. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results will fluctuate over time, and any presentation of the total return quotations for any prior period should not be considered as a representation of how the variable investment options will perform in any future period. Additionally, the Individual Account Value upon redemption may be more or less than your original cost.

   AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the variable investment options available under the Contracts. Table A reflects the total return quotations for Contracts issued under 403(b) Plans; Table B reflects the total return quotations for Contracts issued under 401 Plans; and Table C reflects the total return quotations for Contracts issued under HR 10 Plans. The standardized returns for 403(b) Contracts assume a mortality and expense risk charge of 1.25%, a sales and administrative expense charge of 6.00% and the applicable termination fee. The standardized returns for 401 Contracts assume a mortality and expense risk charge of 1.19%, a sales and administrative expense charge of 5.00% and the applicable termination fee. The standardized returns for HR 10 Contracts assume a mortality and expense risk charge of 1.25%, a sales and administrative expense charge of 1.75% and the applicable termination fee.

The non-standardized returns assume the same charges but do not include the termination fee. For those variable investment options where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an asterisk).

                                     TABLE A
                                  403(b) Plans

                                         -----------------------------------------------------------------------------------------
                                                                                                                           Fund
                                                    STANDARDIZED                         NON-STANDARDIZED               Inception
                                                                                                                           Date
 ---------------------------------------------------------------------------------------------------------------------------------
           INVESTMENT OPTION             1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Variable Fund                                                                                                     04/30/75
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Income Shares                                                                                                     06/01/78
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Variable Encore Fund                                                                                              09/01/75
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 ---------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
 ---------------------------------------------------------------------------------------------------------------------------------


                                     TABLE B
                                    401 Plans


                                         -----------------------------------------------------------------------------------------
                                                                                                                           Fund
                                                    STANDARDIZED                         NON-STANDARDIZED               Inception
                                                                                                                           Date
 ---------------------------------------------------------------------------------------------------------------------------------
           INVESTMENT OPTION             1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Variable Fund                                                                                                     04/30/75
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Income Shares                                                                                                     06/01/78
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Variable Encore Fund                                                                                              09/01/75
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 ---------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
 ---------------------------------------------------------------------------------------------------------------------------------


                                     TABLE C
                                   HR 10 Plans


                                         -----------------------------------------------------------------------------------------
                                                                                                                           Fund
                                                    STANDARDIZED                         NON-STANDARDIZED               Inception
                                                                                                                           Date
 ---------------------------------------------------------------------------------------------------------------------------------
           INVESTMENT OPTION             1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Variable Fund                                                                                                     04/30/75
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Income Shares                                                                                                     06/01/78
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Variable Encore Fund                                                                                              09/01/75
 ---------------------------------------------------------------------------------------------------------------------------------

 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 ---------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
 ---------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Contract or Individual Account is determined using Accumulation Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to commence, there are 3,000 Accumulation Units credited under a particular Contract or Individual Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the variable investment options to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the variable investment options being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.
                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Independent Auditors' Report..............................................  S-
Statement of Assets and Liabilities.......................................  S-
Statement of Operations...................................................  S-
Statements of Changes in Net Assets.......................................  S-
Notes to Financial Statements ............................................  S-
Condensed Financial Information...........................................  S-











        FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT C AND AETNA LIFE
             INSURANCE AND ANNUITY COMPANY TO BE FILED BY AMENDMENT

                       STATEMENT OF ADDITIONAL INFORMATION




                           VARIABLE ANNUITY ACCOUNT C




                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                              Hartford, Connecticut






Form No.  SAI.75974                                          ALIAC Ed. MAY 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements: *
         (1)     Included in Part A:
                 Condensed Financial Information
         (2)     Included in Part B:
                 Financial Statements of Variable Annuity Account C:
                 - Independent Auditors' Report
                 - Statement of Assets and Liabilities as of December 31, 1996
                 - Statement of Operations for the year ended December 31, 1996
                 - Statements of Changes in Net Assets for the years ended
                   December 31, 1996 and 1995
                 - Notes to Financial Statements
                 Financial Statements of the Depositor:
                 - Independent Auditors' Report
                 - Consolidated Balance Sheets as of December 31, 1996 and 1995
                 - Consolidated Statements of Income for the years ended
                   December 31, 1996, 1995 and 1994 - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994
                 - Consolidated Statements of Cash Flows for the years ended
                   December 31, 1996, 1995 and 1994
                 - Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)     Resolution of the Board of Directors of Aetna Life Insurance
                 and Annuity Company establishing Variable Annuity Account C(1)
         (2)     Not applicable
         (3.1)   Form of Broker-Dealer Agreement(2)
         (3.2)   Alternative Form of Wholesaling Agreement and Related Selling
                 Agreement(2)
         (4.1)   Form of Variable Annuity Contract (HR10-DUA-GIA)
         (4.2)   Form of Variable Annuity Contract (GA-UPA-GO)
         (5)     Not applicable
         (6.1)   Certificate of Incorporation and By-Laws of Aetna Life
                 Insurance and Annuity Company(3)
         (6.2)   Amendment of Certificate of Incorporation of Aetna Life
                 Insurance and Annuity Company(4)
         (7)     Not applicable
         (8)     Fund Participation Agreement between Aetna Life Insurance and
                 Annuity Company, Investors Research Corporation and TCI
                 Portfolios, Inc. dated July 29, 1992 and amended December 22,
                 1992 and June 1, 1994(2)

         (9)     Opinion of Counsel*
         (10.1)  Consent of Independent Auditors*
         (10.2)  Consent of Counsel*
         (11)    Not applicable
         (12)    Not applicable
         (13)    Schedule for Computation of Performance Data*
         (14)    Not applicable
         (15.1)  Powers of Attorney(4)
         (15.2)  Authorization for Signatures(2)
         (27)    Financial Data Schedule*

*To be filed by amendment
1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
   April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986) filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*         Positions and Offices with Depositor
------------------        ------------------------------------

Daniel P. Kearney         Director and President

Timothy A. Holt           Director, Senior Vice President and Chief Financial
                          Officer

Christopher J. Burns      Director and Senior Vice President

Laura R. Estes            Director and Senior Vice President

Gail P. Johnson           Director and Vice President

John Y. Kim               Director and Senior Vice President

Shaun P. Mathews          Director and Vice President

Glen Salow                Director and Vice President

Creed R. Terry            Director and Vice President

Deborah Koltenuk          Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven      Vice President and Chief Compliance Officer

Kirk P. Wickman           Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
----------------------------------------------------------------------------
     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

Item 27. Number of Contract Owners
----------------------------------
     As of December 31,1996, there were 600,951 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------
Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------
     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered management investment companies under the 1940 Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

         (1)                   (2)                  (3)                 (4)             (5)

                        Net Underwriting      Compensation on
Name of                  Discounts and         Redemption or        Brokerage
Principal Underwriter     Commissions           Annuitization       Commissions     Compensation*
---------------------   ----------------      ---------------       -----------     -------------

Aetna Life Insurance                             $1,325,661                          $96,924,599
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------
     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------
     Not applicable

Item 32. Undertakings
---------------------
     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22,
         1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-4 (File No. 33-75974) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 28th day of February, 1997.

                                    VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                    INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                              By:   AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                              By:    Daniel P. Kearney*
                                    ------------------------------------------
                                     Daniel P. Kearney
                                     President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-75974) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                  Date
---------                              -----                  ----

Daniel P. Kearney*             Director and President         )
----------------------------   Principal executive officer)   )
Daniel P. Kearney
                                                              )
Timothy A. Holt*               Director, Senior Vice          )    February
---------------------------    President and Chief                 28, 1997
Timothy A. Holt                Financial Officer              )
                                                              )
Christopher J. Burns*          Director                       )
----------------------------
Christopher J. Burns                                          )
                                                              )
Laura R. Estes*                Director                       )
----------------------------
Laura R. Estes                                                )
                                                              )
Gail P. Johnson*               Director                       )
----------------------------
Gail P. Johnson                                               )
                                                              )
John Y. Kim*                   Director                       )
----------------------------
John Y. Kim                                                   )
                                                              )

Shaun P. Mathews*              Director                       )
----------------------------
Shaun P. Mathews                                              )
                                                              )
Glen Salow*                    Director                       )
----------------------------
Glen Salow                                                    )
                                                              )
Creed R. Terry*                Director                       )
----------------------------
Creed R. Terry                                                )
                                                              )
Deborah Koltenuk*              Vice President and
                               Treasurer, Corporate
----------------------------   Controller                     )
Deborah Koltenuk                                              )

By: /s/Julie E. Rockmore
    -----------------------------------
    *Julie E. Rockmore
    Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.  Exhibit                                                      Page
-----------  -------                                                      ----

99-B.1       Resolution of the Board of Directors of Aetna Life
             Insurance and Annuity Company establishing Variable
             Annuity Account C                                              *

99-B.3.1     Form of Broker-Dealer Agreement                                *

99-B.3.2     Alternative Form of Wholesaling Agreement and
             Related Selling Agreement                                      *


99-B.4.1     Form of Variable Annuity Contract (HR10-DUA-GIA)          --------

99-B.4.2     Form of Variable Annuity Contract (GA-UPA-GO)             --------


99-B.6.1     Certificate of Incorporation and By-Laws of Depositor          *

99-B.6.2     Amendment of Certificate of Incorporation of Depositor         *

99-B.8       Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company, Investors Research Corporation
             and TCI Portfolios, Inc. dated July 29, 1992 and amended
             December 22, 1992 and June 1, 1994                             *

99-B.9       Opinion of Counsel                                            **

99-B.10.1    Consent of Independent Auditors                               **

99-B.10.2    Consent of Counsel                                            **

99-B.13      Schedule for Computation of Performance Data                  **

99-B.15.1    Powers of Attorney                                             *

99-B.15.2    Authorization for Signatures                                   *

27           Financial Data Schedule                                       **

*Incorporated by reference
**To be filed by amendment